Goodwill and Other Intangible Assets (Intangible Assets Subject to Amortization Acquired) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2016 JPY (¥)
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 17,587
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	4,218
Software
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	5,563
Patent rights
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	5,268
Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	1,432
Non-patent technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	408
Other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 698